COMMITMENTS AND CONTINGENCIES - Future minimum lease payments required under non-cancelable operating leases and capital lease agreements (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Capital Leases
2021	$ 43
2022	43
2023	3
Total minimum lease payments	89
Less: Amount representing interest	(18)
Capital lease obligation	71
Operating Leases
2021	4,470
2022	4,139
2023	3,732
2024	2,602
2025	1,263
Thereafter	397
Total minimum lease payments	$ 16,603